Offerings	Feb. 23, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share, underlying warrants
Amount Registered | shares	9,698,225
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 111,529,587.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,402.24
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $11.50 per Ordinary Share.
(3)	Represents up to 2,500,000 Ordinary Shares issuable to Loeb & Loeb LLP (“Loeb”) upon the conversion, if any, of that certain Convertible Promissory Note issued by K Wave to Loeb on December 3, 2025 in the original principal amount of $1,040,479.75.
(4)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high ($0.8280) and low ($0.7620) per share prices of the Ordinary Shares on The Nasdaq Stock Market LLC (“Nasdaq”) on February 19, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
(5)	Represents 384,262 Ordinary Shares held by Alloysius Heng, which shares were issued by K Wave to Goldstar Global Capital VCC-Alpha Opportunities Fund (“Goldstar”) upon the conversion, on June 16, 2025, of that certain Convertible Senior Unsecured Promissory Note issued by K Enter to Goldstar on June 5, 2024 in the original principal amount of $1,500,000.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share (Loeb Conversion Shares)
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit | $ / shares	0.7950
Maximum Aggregate Offering Price	$ 1,987,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 274.47
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $11.50 per Ordinary Share.
(3)	Represents up to 2,500,000 Ordinary Shares issuable to Loeb & Loeb LLP (“Loeb”) upon the conversion, if any, of that certain Convertible Promissory Note issued by K Wave to Loeb on December 3, 2025 in the original principal amount of $1,040,479.75.
(4)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high ($0.8280) and low ($0.7620) per share prices of the Ordinary Shares on The Nasdaq Stock Market LLC (“Nasdaq”) on February 19, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
(5)	Represents 384,262 Ordinary Shares held by Alloysius Heng, which shares were issued by K Wave to Goldstar Global Capital VCC-Alpha Opportunities Fund (“Goldstar”) upon the conversion, on June 16, 2025, of that certain Convertible Senior Unsecured Promissory Note issued by K Enter to Goldstar on June 5, 2024 in the original principal amount of $1,500,000.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share (Goldstar Conversion Shares)
Amount Registered | shares	384,262
Proposed Maximum Offering Price per Unit | $ / shares	0.7950
Maximum Aggregate Offering Price	$ 305,488.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 42.19
Offering Note
(1)	Pursuant to Rule 416 under the Securities Act, the ordinary shares, par value $0.0001 per share (“Ordinary Shares”) of K Wave Media Ltd. (the “Company”) registered hereby also include an indeterminate number of additional ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of each warrant which is $11.50 per Ordinary Share.
(3)	Represents up to 2,500,000 Ordinary Shares issuable to Loeb & Loeb LLP (“Loeb”) upon the conversion, if any, of that certain Convertible Promissory Note issued by K Wave to Loeb on December 3, 2025 in the original principal amount of $1,040,479.75.
(4)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high ($0.8280) and low ($0.7620) per share prices of the Ordinary Shares on The Nasdaq Stock Market LLC (“Nasdaq”) on February 19, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
(5)	Represents 384,262 Ordinary Shares held by Alloysius Heng, which shares were issued by K Wave to Goldstar Global Capital VCC-Alpha Opportunities Fund (“Goldstar”) upon the conversion, on June 16, 2025, of that certain Convertible Senior Unsecured Promissory Note issued by K Enter to Goldstar on June 5, 2024 in the original principal amount of $1,500,000.